GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Salaries and benefits	$ 405	$ 282	$ 742	$ 652
Office and miscellaneous	85	10	241	59
Management and consulting fees	132	84	287	206
Investor relations	131	30	155	80
Travel and promotion	11	4	19	36
Professional fees	97	56	240	142
Directors fees	48	34	90	73
Regulatory and compliance fees	38	35	78	65
Depreciation	30	27	59	57
General and administrative expenses	$ 977	$ 562	$ 1,911	$ 1,370